Subsequent events - Share Consolidation (Details) - Share Consolidation	Feb. 01, 2021 shares	Jan. 12, 2021
Disclosure of non-adjusting events after reporting period [line items]
Share consolidation ratio		0.20
Reduction in number of issued Common Shares	67,500,000
Reduction in number of outstanding Common Shares	67,500,000
Common shares, issued	13,500,000
Common shares, outstanding	13,500,000
Number of fractional shares issued	0